STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6 - STOCKHOLDERS' EQUITY

Preferred Stock

Pursuant to the Company's Articles of Incorporation, the Company's board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of the Company's common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of the Company's business or a takeover from a third party.

Common Stock and Warrants

In January 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.25 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at $13,136, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $13,136. In May 2010, the option was partially exercised to purchase 15,000 shares of common stock for proceeds of $3,750. In January 2014, the remaining 10,000 options were exercised to purchase 10,000 shares of common stock for proceeds of $2,500.

In June 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.34 per share. Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $21,085, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $21,085. In May 2014, the option was fully exercised to purchase 25,000 shares of common stock for proceeds of $8,500.

During June 2009, the Company issued a warrant to purchase 464,000 shares of common stock at a purchase price of $0.34 per share for accounting services rendered. The warrant was valued at $391,342 using the Black-Scholes Option Pricing Formula, vesting 46,400 immediately and the remaining on equal monthly installments of 23,200 over the next eighteen months. The warrant expires in 5 years. The expense is being recognized based on service terms of the agreement over a twenty two month period. The expense recognized during 2010 and 2009 is $213,459 and $177,883. In April 2010, the warrant was partially exercised to purchase 10,000 shares of common stock for proceeds of $3,450. In February 2012, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900. In June 2013, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900. In March 2014, warrants were exercised to purchase 250,000 shares of common stock for proceeds of $86,250. In June 2014, the remaining outstanding 164,000 warrants were exercised to purchase 164,000 shares of common stock for proceeds of $56,580.

In January 2011, the Company issued a warrant to a related party to purchase 10,000 shares of common stock for legal services at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $10,453, fair value. These warrants expire in 3 years and vest immediately. The expense recognized during 2011 is $10,453. In January 2014, the warrant to purchase 10,000 shares of common stock forfeited.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $0.925 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $74,486, fair value. The option expires in 5 years with 12,500 vesting every 3 months from date of grant. The option is expensed over the vesting terms. For the years ending December 31, 2013 and 2012, the Company recognized $37,242 and $15,611 of expense. For the three and six months ending June 30, 2014, the Company recognized $0 and $3,012 of expense. In February 2014, the option to purchase 25,000 shares of common stock forfeited. In May 2014, the option to purchase 75,000 shares of common stock forfeited.

In May 2013, the board of directors approved a grant to a new employee of an option to purchase up to 10,000 shares of common stock at a purchase price of $1.03 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $9,574, fair value. The option expires in 10 years with 1,250 vesting quarterly from date of grant. The option is expensed over the vesting terms. In December 2013, the option to purchase 7,500 shares of common stock forfeited. For the year ending December 31, 2013, the Company recognized a net expense of $2,394. For the six months ending June 30, 2014, the Company recognized $0 of expense. In March 2014, the options to purchase 2,500 shares of common stock forfeited.

In June 2013, the Company signed a Purchase Agreement and Registration Rights Agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. The Company filed the registration statement with the U.S. Securities and Exchange Commission in September 2013. The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor. The Company issued 200,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $170,000, fair value and 400,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement. During June 2013 through June 2014, the institutional investor purchased 700,000 shares of common stock for proceeds of $656,160 and the Company issued 10,322 shares of common stock as additional commitment fee, valued at $10,623, fair value, leaving 389,678 in reserve for additional commitment fees. For the six months ending June 30, 2014, the institutional investor purchased 200,000 shares of common stock for proceeds of $177,660 and the Company issued 2,680 shares of common stock as additional commitment fee, valued at $2,741, fair value. For the three months ending June 30, 2014, the institutional investor did not purchase any shares of common stock. During July and August 2014, the institutional investor purchased 730,565 shares of common stock for proceeds of $724,328. During July and August 2014, the Company issued 10,927 shares of common stock as additional commitment fee, valued at $12,008, fair value, leaving 378,751 in reserve for additional commitment fees.

In December 2013, the board of directors approved a grant to a senior advisor effective January 2014 of a warrant to purchase up to 100,000 shares of common stock at a purchase price of $0.715 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $53,313, fair value. The warrant expires in 5 years and vests 25,000 immediately and the remaining in equal monthly installments of 7,500 over the next 10 months. The warrant is expensed over the vesting terms. For the six month ending June 30, 2014, the Company recognized $26,438 of expense. For the three month ending June 30, 2014, the Company recognized $13,292 of expense. As of June 30, 2014, the warrants to purchase 100,000 shares of common stock are still outstanding.

In January 2014, the Company issued options to the Company's 4 independent directors to each purchase 50,000 shares of common stock at a purchase price of $0.715 per share. The options were each valued at $29,440, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 20,000 vesting immediately and the remainder vesting in quarterly equal installments of 10,000 commencing April 1, 2014. The options are expensed over the vesting terms. For the six month ending June 30, 2014, the Company recognized $93,948 of expense. For the three month ending June 30, 2014, the Company recognized $23,552 of expense. As of June 30, 2014, the options to purchase 200,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to a new employee to purchase 30,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $23,304, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 3,750 from date of employment. The options are expensed over the vesting terms. For the six month ending June 30, 2014, the Company recognized $4,274 of expense. For the three month ending June 30, 2014, the Company recognized $3,201 of expense. As of June 30, 2014, the options to purchase 30,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to a new employee to purchase 75,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $58,384, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 9,375 from date of employment. The options are expensed over the vesting terms. For the six month ending June 30, 2014, the Company recognized $10,233 of expense. For the three month ending June 30, 2014, the Company recognized $7,741 of expense. As of June 30, 2014, the options to purchase 75,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to a new employee to purchase 50,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $38,922, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 6,250 from date of employment. The options are expensed over the vesting terms. For the six month ending June 30, 2014, the Company recognized $6,346 of expense. For the three month ending June 30, 2014, the Company recognized $4,865 of expense. As of June 30, 2014, the options to purchase 50,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to an employee to purchase 125,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $96,211, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 15,625 commencing April 1, 2014. The options are expensed over the vesting terms. For the six month ending June 30, 2014, the Company recognized $23,921 of expense. For the three month ending June 30, 2014, the Company recognized $12,309 of expense. As of June 30, 2014, the options to purchase 125,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to an employee to purchase 30,000 shares of common stock at a purchase price of $0.92 per share. The options were valued at $22,222, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 7,500 commencing April 1, 2014. The options are expensed over the vesting terms. For the six month ending June 30, 2014, the Company recognized $11,050 of expense. For the three month ending June 30, 2014, the Company recognized $5,686 of expense. As of June 30, 2014, the options to purchase 30,000 shares of common stock are still outstanding.

In March 2014, the Company issued options to purchase 40,000 shares of common stock at a purchase price of $0.92 per share to its Chief Executive Officer as part of a new employment agreement. The options were valued at $29,630, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years vesting in quarterly equal installments of 10,000 commencing April 1, 2014. The options are expensed over the vesting terms. For the six month ending June 30, 2014, the Company recognized $14,734 of expense. For the three month ending June 30, 2014, the Company recognized $7,582 of expense. As of June 30, 2014, the options to purchase 40,000 shares of common stock are still outstanding.

In March 2014, the Company issued warrants to purchase 100,000 shares of common stock for consulting services at an exercise price of $0.92 per share. The warrants were valued at $66,936, fair value, using the Black-Scholes Option Pricing Formula. The warrants expire in 5 years vesting 25,000 immediately with the remaining 75,000 vesting in monthly equal installments of 7,500 commencing April 1, 2014. The warrants are expensed over the vesting terms. For the six month ending June 30, 2014, the Company recognized $22,006 of expense. For the three month ending June 30, 2014, the Company recognized $16,688 of expense. As of June 30, 2014, the warrants to purchase 100,000 shares of common stock are still outstanding.

In May 2014, the Company issued options to a new director to purchase 200,000 shares of common stock at a purchase price of $0.763 per share. The options were valued at $122,515 using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 50,000 vesting immediately and the remainder vesting in annual equal installments of 50,000 commencing on the one year anniversary of the date of grant. The options are expensed over the vesting terms. For the three and six month ending June 30, 2014, the Company recognized $34,824 of expense. As of June 30, 2014, the option to purchase 200,000 shares of common stock are still outstanding.

During June 2014, the Company issued 2,760,400 shares of common stock and warrants to purchase 2,760,400 shares of common stock expiring five years from the date of purchase, for proceeds of $2,060,000 in accordance to a private placement memorandum as amended on May 27, 2014. Pursuant to the terms of the offerings, up to 60 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 67,000 shares and a warrant to purchase 33,500 shares of common stock at $1.00 per share and a warrant to purchase 33,500 shares of common stock at $1.25 per share. The warrants to purchase 1,380,200 shares of common stock at $1.00 per share are still outstanding as of June 30, 2014. The warrants to purchase 1,380,200 shares of common stock at $1.25 per share are still outstanding as of June 30, 2014. During July 2014, the Company issued 1,380,200 shares of common stock and warrants to purchase 1,380,200 shares of common stock expiring five years from the date of purchase, for proceeds of $1,030,000.

During June 2014, the Company issued 2,371 shares of common stock to a director serving as a member of the Company's Operations Committee valued at $2,000, fair value. For the three and six month ending June 30, 2014, the Company recognized $2,000 of expense. During July 2014, the Company issued 2,081 shares of common stock to the director serving as a member of the Company's Operations Committee valued at $2,000, fair value.

NOTE 7 - STOCKHOLDERS' EQUITY

Preferred Stock
Pursuant to the Company's Articles of Incorporation, the Company's board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine.  The rights and preferences of this preferred stock may be superior to the rights and preferences of the Company's common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock.  Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of the Company's business or a takeover from a third party.

Common Stock and Warrants
During March 2007, the Company issued 1,000,000 shares of common stock to a related party for management consulting services valued at $580,000, fair value.  During April 2007, the Company issued 500,000 warrants as an addendum to the original contract for management consulting services valued at $348,000, fair value.  This contract was recorded as a contra-equity deferred charges account and is amortized over one year, the term of the contract.  Management consulting expense recognized during 2008 and 2007 is $154,667 and $773,333.  This contract was renewed in March, 2008. In December 2010, the warrant was partially exercised to purchase 100,000 shares of common stock for proceeds of $25,000. In April 2012, the warrant was exercised to purchase the remaining 400,000 shares of common stock for proceeds of $100,000.

During April 2007, the Company issued warrants to purchase 900,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrants were valued at $604,416 using the Black-Scholes Option Pricing Formula and expensed over the life of the contracts associated with the consulting services, which is one year.  The consulting expense recognized during 2008 and 2007 is $170,451 and $433,966. In July 2008, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $5,000. In April 2010, the warrant was partially exercised to purchase 380,000 shares of common stock for proceeds of $95,000.  In April 2012, the warrant was exercised to purchase the remaining 500,000 shares of common stock for proceeds of $125,000.

During April 2008, the Company issued a warrant to purchase 600,000 shares of common stock at a purchase price of $0.73 per share for consulting services rendered.  The warrant was valued at $976,193, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately.  For the year ended December 31, 2008, the Company recognized $976,193 in consulting expense.  During January 2013, the warrant agreement was amended from 600,000 warrants to 400,000 shares at an exercise price of $0.73 expiring October 2013 and 200,000 shares were rescinded.  The modification did not result in the recognition of any additional expense.  In October 2013, the warrant to purchase 400,000 shares of common stock expired.

In November 2008, the Company issued an option to purchase 250,000 shares of common stock under the 2007 Stock Option Plan at a purchase price of $.65 per share to a new member of its board of directors. Using the Black-Scholes Option Pricing Formula, the options were valued at $125,911, fair value, vesting 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. The expense is being recognized based on vesting terms over a three year period.  The expense recognized during 2011, 2010, 2009 and 2008 is $26,648, $31,478, $61,346 and $6,439.  In January 2012, the option was exercised to purchase 250,000 shares of common stock for proceeds of $162,500.

In January 2009, an employee was granted with an option to purchase up to 25,000 shares  of common stock at a purchase price of $.25 per share.  Using the Black-Scholes Option Pricing Formula, the options were valued at $13,136, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $13,136. In May 2010, the option was partially exercised to purchase 15,000 shares of common stock for proceeds of $3,750.  As of December 31, 2013, options to purchase 10,000 shares of common stock are still outstanding.  In January 2014, the remaining 10,000 options were exercised to purchase 10,000 shares of common stock for proceeds of $2,500.

In February 2009, an employee was granted with an option to purchase up to 25,000 shares  of common stock at a purchase price of $.45 per share.  Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $9,583, fair value. These options expire in 5 years and vest immediately.  The expense recognized during 2009 is $9,583. During December 2013, the options were fully exercised for proceeds of $11,250.

During June 2009, the Company issued a warrant to purchase 464,000 shares of common stock at a purchase price of $0.34 per share for accounting services rendered.  The warrant was valued at $391,342 using the Black-Scholes Option Pricing Formula, vesting 46,400 immediately and the remaining on equal monthly installments of 23,200 over the next eighteen months.  The warrant expires in 5 years.  The expense is being recognized based on service terms of the agreement over a twenty two month period.  The expense recognized during 2010 and 2009 is $213,459 and $177,883.  In April 2010, the warrant was partially exercised to purchase 10,000 shares of common stock for proceeds of $3,450. In February 2012, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900.  In June 2013, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900.  As of December 31, 2013, warrants to purchase 414,000 shares of common stock are still outstanding. In March 2014, warrants were exercised to purchase 250,000 shares of common stock for proceeds of $86,250.

During 2010, the Company issued 1,500,000 shares of common stock and warrants to purchase 375,000 shares of common stock with 156,250 warrants expiring September 2011 and 218,750 warrants expiring December 2011 for proceeds of $1,500,000 in accordance to a private placement memorandum as amended on September 14, 2010.  Pursuant to the terms of the offerings, up to 30 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 50,000 shares and a warrant to purchase 12,500 shares of common stock at $1.25 per share.  During September 2011, all warrants were extended one year expiring September 2012 and December 2012.   In January 2012, some warrants were exercised to purchase 40,000 shares of common stock for proceeds of $50,000.  During August 2012, all remaining warrants were extended six months expiring March 2013 and June 2013.  During March 2013, 335,000 warrants were extended three months expiring June 2013 and September 2013.  The extension did not result in the recognition of any additional expense.  In March 2013, a warrant was exercised to purchase 12,500 shares of common stock for proceeds of $15,625.  In June 2013, warrants to purchase 143,750 shares of common stock expired.  The remaining warrants to purchase 178,750 shares of common stock expired as of September 30, 2013.

In May 2011, the Company has signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor.  The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor.  The Company has issued 150,830 shares of common stock to the institutional investor as an initial commitment fee valued at $162,896, fair value and 301,659 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement.  During June 2011 through December, 2013, the institutional investor purchased 5,352,671 shares of common stock for proceeds of $6,849,998.  The Company issued 103,330 shares of common stock as additional commitment fee, valued at $168,556, fair value, leaving 198,329 in reserve for additional commitment fees.  For the year ending December 31, 2013, the institutional investor purchased 1,628,386 shares of common stock for proceeds of $1,800,000 and the Company issued 27,153 shares of common stock as additional commitment fee, valued at $34,274, fair value.  For the year ending December 31, 2012, the institutional investor purchased 3,539,100 shares of common stock for proceeds of $4,849,999 and the Company issued 73,160 shares of common stock as additional commitment fee, valued at $130,813, fair value.

In August 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $123,241, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next 3 years beginning November 1, 2011.  The expense recognized during 2012 and 2011 is $41,156 and $17,204.  In August 2013, options to purchase 62,500 shares of common stock forfeited.  For the year ending December 31, 2013, the Company recognized net expense of $13,531.  During October 2013, 38,350 options were exercised for proceeds of $38,734 and the remaining 49,150 options forfeited.

During February 2012, the Company issued 1,406 shares of common stock to a director serving as a member of the Company's Operations Committee valued at $1,607, fair value.  For the year ending December 31, 2013 and 2012, the Company recognized $0 and $1,607 of expense.

In March 2012, the board of directors approved a grant to an employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $168,909, fair value. The option expires in 10 years and vests 25,000 immediately and the remaining vest 25,000 in six months, nine months and twelve months from date of grant.  The option is expensed over the vesting terms.  For the year ending December 31, 2013 and 2012, the Company recognized $29,154 and $139,755 of expense.  As of December 31, 2013, option to purchase 100,000 shares of common stock are still outstanding.

In March 2012, the board of directors approved a grant to an employee of an option to purchase up to 25,000 shares of common stock at a purchase price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $42,227, fair value. The option expires in 10 years with 12,500 vesting immediately and 12,500 vesting in six months from date of grant.  The option is expensed over the vesting terms.    For the year ending December 31, 2013 and 2012, the Company recognized $0 and $42,227 of expense.   As of December 31, 2013, option to purchase 25,000 shares of common stock are still outstanding.

In March 2012, the Company issued a warrant to purchase up to 10,000 shares of common stock for legal services at an exercise price of $1.69 per share.  Using the Black-Scholes Option Pricing Formula, the warrants were valued at $13,709, fair value.  These warrants expire in 5 years and vest immediately and are being expensed over the service period.  For the year ending December 31, 2013 and 2012, the Company recognized $0 and $13,709 of expense.   As of December 31, 2013, warrant to purchase 10,000 shares of common stock are still outstanding.

In May, 2012, the board of directors appointed its current Non-Executive Chairman of the board of directors as its new Chief Executive Officer and Executive Chairman of the board of directors and approved a grant of an option to purchase up to 500,000 shares of common stock at a purchase price of $1.30 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $613,805, fair value.  The option expires in 10 years and vests quarterly over one year in equal installments of 125,000 shares per quarter commencing on date of grant.  The option is expensed over the vesting terms.  For the year ending December 31, 2013 and 2012, the Company recognized $151,350 and $462,455 of expense.   As of December 31, 2013, option to purchase 500,000 shares of common stock are still outstanding.

During May 2012, the Company issued warrants to purchase 100,000 shares of common stock at a purchase price of $1.20 per share for accounting services rendered commencing May 1, 2012.  The warrant was valued at $97,386 using the Black-Scholes Option Pricing Formula, vesting in thirteen monthly installments with 3,846 vesting at the beginning of each of the succeeding twelve months commencing June 1, 2012 and 3,848 the thirteenth month expiring in 5 years.  The expense is being recognized based on service terms of the agreement over a fourteen-month period.  For the year ending December 31, 2013 and 2012, the Company recognized $41,738 and $55,648 of expense.  As of December 31, 2013, warrants to purchase 100,000 shares of common stock are still outstanding.

In June 2012, the board of directors appointed a new member of the board of directors and approved a grant of an option to purchase up to 200,000 shares of common stock at a purchase price of $0.90 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $145,150, fair value.  The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years.  The option is expensed over the vesting terms.  For the year ending December 31, 2013 and 2012, the Company recognized $36,287 and $56,568 of expense.  As of December 31, 2013, option to purchase 200,000 shares of common stock are still outstanding.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $0.925 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $74,486, fair value. The option expires in 5 years with 12,500 vesting every 3 months from date of grant.  The option is expensed over the vesting terms.  For the years ending December 31, 2013 and 2012, the Company recognized $37,242 and $15,611 of expense.  As of December 31, 2013, options to purchase 100,000 shares of common stock are still outstanding.  In February 2014, the option to purchase 25,000 shares of common stock forfeited.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 50,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $37,486, fair value. The option expires in 5 years with 6,250 vesting every three months from date of grant.  The option is expensed over the vesting terms.  For the year ending December 31, 2012, the Company recognized $7,137 of expense.  In July 2013, the option to purchase 31,250 shares of common stock forfeited.  For the year ending December 31, 2013, the Company recognized net expense of $6,920.  In October 2013, the option to purchase 18,750 shares of common stock forfeited.

Effective August 24, 2012, the number of shares of the Company's common stock available for issuance under the 2007 Employee Stock plan was increased from 6,500,000 to 8,000,000 shares.

In December 2012, the board of directors approved a grant to a senior advisor of a warrant to purchase up to 125,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $97,692, fair value. The warrant expires in 5 years with 31,256 vesting immediately and 7,812 vesting every month from date of grant.  The warrant is expensed over the vesting terms.  For the year ending December 31, 2013 and 2012, the Company recognized $69,455 and $28,237 of expense.  As of December 31, 2013, warrant to purchase 125,000 shares of common stock is still outstanding.

In March 2013, the board of directors approved a grant to a new employee of an option to purchase up to 75,000 shares of common stock at a purchase price of $1.16 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $81,076, fair value. The option expires in 10 years with 9,375 vesting quarterly from date of grant.  The option is expensed over the vesting terms.  For the year ending December 31, 2013, the Company recognized $33,986 of expense.  As of December 31, 2013, options to purchase 75,000 shares of common stock are still outstanding.

In May 2013, the board of directors approved a grant to a new employee of an option to purchase up to 10,000 shares of common stock at a purchase price of $1.03 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $9,574, fair value. The option expires in 10 years with 1,250 vesting quarterly from date of grant.  The option is expensed over the vesting terms.  In December 2013, the option to purchase 7,500 shares of common stock forfeited.  For the year ending December 31, 2013, the Company recognized a net expense of $2,394.  As of December 31, 2013, options to purchase 2,500 shares of common stock are still outstanding.   In March 2014, the options to purchase 2,500 shares of common stock forfeited.

In May 2013, the board of directors approved a grant to an employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $1.00 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $80,824, fair value. The option expires in 10 years with 25,000 vesting August 1, 2013, October 1, 2013 and quarterly thereafter.  The option is expensed over the vesting terms.  For the year ending December 31, 2013, the Company recognized $60,399 of expense.  As of December 31, 2013, options to purchase 100,000 shares of common stock are still outstanding.

In June 2013, the Company signed a Purchase Agreement and Registration Rights Agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period.  The Company filed the registration statement with the U.S. Securities and Exchange Commission in September 2013.  The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty.  Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor.  The Company issued 200,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $170,000, fair value and 400,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement.  During October and November 2013, the institutional investor purchased 500,000 shares of common stock for proceeds of $478,500.  During October and November 2013, the Company issued 7,642 shares of common stock as additional commitment fee, valued at $7,882, fair value, leaving 392,358 in reserve for additional commitment fees.    During February 2014, the institutional investor purchased 200,000 shares of common stock for proceeds of $177,660.  During February 2014, the Company issued 2,680 shares of common stock as additional commitment fee, valued at $2,741, fair value, leaving 389,678 in reserve for additional commitment fees.

During July 2013, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.90 per share for accounting services rendered commencing July 1, 2013.  The warrant was valued at $48,915 using the Black-Scholes Option Pricing Formula, vesting over the next twelve months with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant.  The warrant expires in five years.  The expense is being recognized based on service terms of the agreement over a twelve month period.  For the year ending December 31, 2013, the Company recognized $24,658 of expense.  As of December 31, 2013, warrant to purchase 100,000 shares of common stock is still outstanding.

During August 2013, the Company issued an option to an employee to purchase 25,000 shares of common stock at a purchase price of $0.84 per share.  The option was valued at $17,852 using the Black-Scholes Option Pricing Formula.  The option expires in ten years and vests immediately.  The option is expensed over the vesting terms.  For the year ending December 31, 2013, the Company recognized $17,852 of expense.  As of December 31, 2013, the option to purchase 25,000 shares of common stock is still outstanding.

During August 2013, the Company issued an option to a director to purchase 50,000 shares of common stock at a purchase price of $0.84 per share.  The option was valued at $35,704 using the Black-Scholes Option Pricing Formula, vesting 20,000 options immediately and 10,000 options vesting in three equal quarterly installments commencing October 1, 2013.  The option expires in ten years.  The option is expensed over the vesting terms.  For the year ending December 31, 2013, the Company recognized $28,485 of expense.  As of December 31, 2013, the option to purchase 50,000 shares of common stock is still outstanding.

In October 2013, the Company issued an option to a new director to purchase 200,000 shares of common stock at a purchase price of $0.93 per share for a directorship commencing November 1, 2013.  The option was valued at $174,106 using the Black-Scholes option pricing model.  The option expires in 10 years with 50,000 vesting in annual installments commencing November 1, 2013.  The option is expensed over the vesting terms.  For the year ending December 31, 2013, the Company recognized $50,801 of expense.  As of December 31, 2013, the option to purchase 200,000 shares of common stock is still outstanding.